ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Assets Held-for-Sale (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Assets Held-for-Sale [Roll Forward]
Balance at beginning of period	$ 200
Additions	2,774
Reclassifications	(120)
Sales	(2,774)
Balance at end of period	$ 80